SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
May 31, 2026
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
Disclosure of Detailed Information About Supplemental Cash Flow Information [Table Text Block]
	May 31, 2026 $	May 31, 2025 $
Other receivables	51,048	23,853
Deposits and prepaid expenses	360,523	(820,478)
Trade payables and other current liabilities	277,411	(33,513)
Project contributions payable	464	464
Net change in non-cash working capital balances	689,446	(829,674)